Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

(21) Related Party Transactions

Name of party	Relationship

Shandong Baorui Investment Co., Ltd ("Shandong Baorui")	Former shareholder (10%) of Shandong Fuwei. Shandong Baorui is 22.1% owned by the Group Founders.

Shenghong Group Co., Ltd ("Shenghong Group")	Former shareholder (90%) of Shandong Fuwei.

Shandong Neo-Luck Plastic Co., Ltd ("Shandong Neo-Luck")	The Group Founders' former employer previously engaged in the business of BOPET film production.

Weifang Neo-Luck (Group) Co., Ltd ("Weifang Neo-Luck Group")	Major shareholder (59%) of Shandong Neo-Luck. One of the directors of the Company was the general manager of Weifang Neo-Luck Group prior to joining the Company in April 2005.

Weifang State-Owned Assets Operation Administration Company (the "Administration Company")	Shareholder of the Company (65.45%)

Everise Investment Management Co., Ltd.	Owned by the Management of the Company

Beijing Shiweitong Technology Development Co., Ltd.	Subsidiary of Weifang State-Owned Assets Operation Administration Company

Joyinn Hotel Investment & Management Co., Ltd.	Subsidiary of Weifang State-Owned Assets Operation Administration Company

As of December 31, 2012, the balance due from Joyinn Hotel Investment & Management Co., Ltd. was RMB21,000 (US$3,371). The background of the long term deposit is disclosed in Notes 11.

Obligations under sale-leaseback transaction amounting to RMB20,000 (US$3,210) were guaranteed by Weifang State-Owned Assets Operation Administration Company, Beijing Shiweitong Technology Development Co., Ltd., Fuwei Films (Holdings) Co., Ltd., and Fuwei Films (BVI) Co., Ltd., respectively.